Credit Facilities and Debt - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended		6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Mar. 18, 2014 CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] USD ($)	Mar. 18, 2014 CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] EUR (€)	Jun. 30, 2014 CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 9,904.0	$ 9,050.0	$ 1,400.0	€ 1,000.0	$ 500.0
Long term notes offering closed date			Mar. 18, 2014	Mar. 18, 2014	Jun. 30, 2014
Long-term debt, Percentage bearing fixed interest, Percentage rate			2.75%	2.75%	3.375%
Long term notes maturity period			2019-03	2019-03	2019-07
Issue price, percentage					99.426%
Net proceeds from Issuance of Debt					$ 492.3